SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance, opening	$ 85,107	$ 135,971
Repayments	(11,621)	(43,350)
Interest expense, accrued	613	3,333
Translation difference	244	(8,847)
Balance, ending	74,343	85,107
Long term loan – current portion	47,509	46,680
Long term loan	$ 26,834	$ 38,427